Organization And Summary Of Significant Accounting Policies (Schedule Of Financial Liabilities Carried At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	$ 16,252	$ 15,935
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	16,252	15,935
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	7,416	7,205
Series C Preferred Embedded Derivative [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value
Series C Preferred Embedded Derivative [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value
Series C Preferred Embedded Derivative [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	7,416	7,205
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	8,836	8,730
Warrant Derivative [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value
Warrant Derivative [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value
Warrant Derivative [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments Liabilities, Fair Value	$ 8,836	$ 8,730